Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 200,000	$ 200,000
Prepaid expenses	67,500
Other assets	5,081
Total assets	272,581	200,000
LIABILITIES AND STOCKHOLDER'S EQUITY
Due to affiliates	272,559
Total liabilities	272,559
Stockholder's equity:
Preferred stock, $0.01 par value per share (50,000,000 shares authorized, none issued)
Additional paid-in capital	199,800	199,800
Accumulated deficit	(199,978)
Total stockholder's equity	22	200,000
Total liabilities and stockholder's equity	272,581	200,000
Class A
Stockholder's equity:
Common stock	200	200
Class W
Stockholder's equity:
Common stock